Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$-	$-	$-
Convertible bonds	-	1,142	-	1,142

Total financial assets	$-	$1,142	$-	$1,142

Liabilities:
Contingent consideration	$-	$-	$17,771	$17,771

Total financials liabilities	$-	$-	$17,771	$17,771

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$-	$-	$-
Convertible bonds	-	1,238	-	1,238

Total financial assets	$-	$1,238	$-	$1,238

Liabilities:
Contingent consideration	$-	$-	$10,561	$10,561

Total financials liabilities	$-	$-	$10,561	$10,561

Schedule of fair value measurements using significant unobservable inputs
	December 31,
	2021	2020
Opening balance	$10,561	$5,964
Increase in contingent consideration due to acquisitions	3,098	2,222
Payment of contingent consideration	(1,816)	(728)
Increase in fair value of contingent consideration	3,476	3,812
Decrease in fair value of contingent consideration	(244)	(2,040)
Foreign currency translation adjustments	35	(683)
Amortization of interest and exchange rate	2,661	2,014

Closing balance	$17,771	$10,561